Management compensation (Details 1) R$ in Thousands	12 Months Ended
Jun. 30, 2018 BRL (R$)
VestingGrantLineItems [Line Items]
Balance at beginning	R$ 218,108
Exercised	218,108
Second Grant [Member]
VestingGrantLineItems [Line Items]
Balance at beginning	109,054
Exercised	(109,054)
Third Grant [Member]
VestingGrantLineItems [Line Items]
Balance at beginning	109,054
Exercised	R$ (109,054)